Leases (Details) - Schedule of Future Minimum Payments $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Future Minimum Payments [Abstract]
2023	$ 348
Total lease payments	348
Less: imputed interest	(33)
Total	$ 315